Reportable Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Reportable Segment Information
Reportable Segment Information
The Company has seven operating segments for which discreet financial information is readily available: hydraulic fracturing, cementing, acidizing, coil tubing, flowback, surface drilling, and Permian drilling. These segments represent how the Chief Operating Decision Maker (CODM) evaluates performance and allocates resources.
In accordance with Accounting Standards Codification (ASC) 280—Segment Reporting, the Company has one reportable segment (pressure pumping) comprised of the hydraulic fracturing, cementing, and acidizing operating segments. All other operating segments and corporate administrative expenses are included in the ‘‘all other’’category in the table below. Inter-segment revenues are not material and are not shown separately in the table below.
The Company manages and assesses the performance of the reportable segment by its adjusted EBITDA (earnings before other income (expense), interest, taxes, depreciation & amortization, stock-based compensation expense, impairment expense, (gain)/loss on disposal of assets, gain on extinguishment of debt and other unusual or nonrecurring expenses or income). A reconciliation from segment level financial information to the consolidated statement of operations is provided in the table below.

	Three months ended September 30, 2017			Nine months ended September 30, 2017
($ in thousands)	Pressure Pumping	All Other	Total	Pressure Pumping	All Other	Total
Service revenue	$271,924	$10,806	$282,730	$639,355	$28,798	$668,153
Adjusted EBITDA	$50,013	$(2,245)	$47,768	$98,296	$(3,641)	$94,655
Depreciation and amortization	$13,637	$1,108	$14,745	$35,228	$3,374	$38,602
Goodwill	$9,425	$—	$9,425	$9,425	$—	$9,425
Capital expenditures	$61,752	$765	$62,517	$203,097	$3,231	$206,328
Total assets	$604,769	$33,822	$638,591	$604,769	$33,822	$638,591

	Three months ended September 30, 2016			Nine months ended September 30, 2016
	Pressure Pumping	All Other	Total	Pressure Pumping	All Other	Total
Service revenue	$109,697	$7,207	$116,904	$251,410	$21,589	$272,999
Adjusted EBITDA	$2,951	$(1,616)	$1,335	$6,500	$(4,930)	$1,570
Depreciation and amortization	$9,274	$1,516	$10,790	$27,905	$4,764	$32,669
Goodwill	$9,425	$1,177	$10,602	$9,425	$1,177	$10,602
Capital expenditures	$11,641	$202	$11,843	$21,582	$312	$21,894
Total assets at December 31, 2016	$501,906	$39,516	$541,422	$501,906	$39,516	$541,422

Reconciliation of net income (loss) to adjusted EBITDA:

	Three months ended September 30, 2017			Nine months ended September 30, 2017
($ in thousands)	Pressure Pumping	All Other	Total	Pressure Pumping	All Other	Total
Net income (loss)	$28,372	$(6,407)	$21,965	$30,087	$(27,552)	$2,535
Depreciation and amortization	13,637	1,108	14,745	35,228	3,374	38,602
Interest expense	—	644	644	—	6,469	6,469
Income tax (benefit) expense	—	(96)	(96)	—	128	128
Loss on disposal of assets	7,552	1,190	8,742	27,943	1,028	28,971
Stock-based compensation	—	751	751	—	8,730	8,730
Other expense	—	191	191	—	792	792
Other general and administrative expense (1)	—	149	149	—	722	722
Deferred IPO bonus expense	452	225	677	5,038	2,668	7,706
Adjusted EBITDA	$50,013	$(2,245)	$47,768	$98,296	$(3,641)	$94,655

	Three months ended September 30, 2016			Nine months ended September 30, 2016
($ in thousands)	Pressure Pumping	All Other	Total	Pressure Pumping	All Other	Total
Net loss	$(12,265)	$(1,333)	$(13,598)	$(34,815)	$(1,015)	$(35,830)
Depreciation and amortization	9,274	1,516	10,790	27,905	4,764	32,669
Interest expense	—	4,550	4,550	—	15,942	15,942
Income tax benefit	—	(6,946)	(6,946)	—	(18,644)	(18,644)
(Gain)/loss on disposal of assets	5,942	(19)	5,923	13,410	(551)	12,859
Stock-based compensation	—	510	510	—	1,130	1,130
Gain on extinguishment of debt	—	—	—	—	(6,975)	(6,975)
Other expense	—	106	106	—	419	419
Adjusted EBITDA	$2,951	$(1,616)	$1,335	$6,500	$(4,930)	$1,570
____________________

(1)	Other general and administrative expense relates to legal settlement expense.

REPORTABLE SEGMENT INFORMATION
The Company has seven operating segments for which discreet financial information is readily available: hydraulic fracturing, cementing, acidizing, coil tubing, flowback, surface drilling, and Permian drilling. These segments represent how the chief operating decision maker (CODM) evaluates performance and allocate resources.
In accordance with Accounting Standards Codification (ASC) 280 — Segment Reporting, the Company has one reportable segment (pressure pumping) comprised of the hydraulic fracturing, cementing, and acidizing operating segments. All other operating segments and corporate administrative expenses are included in the “all other”category in the table below. Inter‑segment revenues are not material and were not shown separately in the table below.
The Company manages and assesses the performance of the reportable segment by its adjusted EBITDA (earnings before other income (expense), interest, taxes, depreciation & amortization, stock‑based compensation expense, impairment expense, loss on disposal of assets). A reconciliation from segment level financial information to the consolidated statement of operations is provided in the table below.

	Pressure Pumping	All Other	Total
Year ended December 31, 2016
Service revenue	$409,014,337	$27,905,933	$436,920,270
Adjusted EBITDA	$15,655,202	$(7,839,014)	$7,816,188
Depreciation and amortization	$37,281,862	$6,259,817	$43,541,679
Property and equipment impairment expense	$—	$6,305,426	$6,305,426
Goodwill impairment expense	$—	$1,177,148	$1,177,148
Capital expenditures	$45,472,835	$535,405	$46,008,240
Goodwill	$9,424,999	$—	$9,424,999
Total assets	$501,905,907	$39,516,391	$541,422,298
Year ended December 31, 2015
Service revenue	$510,198,128	$59,419,630	$569,617,758
Adjusted EBITDA	$62,540,290	$(2,391,032)	$60,149,258
Depreciation and amortization	$38,368,650	$11,765,343	$50,133,993
Property and equipment impairment expense	$7,979,906	$28,629,426	$36,609,332
Capital expenditures	$69,029,321	$2,647,324	$71,676,645
Goodwill	$9,424,999	$1,177,148	$10,602,147
Total assets	$398,449,448	$48,004,886	$446,454,334
Reconciliation of net loss to adjusted EBITDA:

Total
Year ended December 31, 2016
Net loss	$(53,147,396)
Depreciation and amortization	43,541,679
Interest expense	20,386,695
Loss on disposal of assets	22,528,670
Property and equipment impairment expense	6,305,426
Goodwill impairment expense	1,177,148
Gain on extinguishment of debt	(6,974,805)
Stock‑based compensation	1,649,282
Other expense	321,071
Income tax benefit	(27,971,582)
Adjusted EBITDA (see total above)	$7,816,188

Total
Year ended December 31, 2015
Net loss	$(45,852,684)
Depreciation and amortization	50,133,993
Interest expense	21,641,454
Loss on disposal of assets	21,267,985
Property and equipment impairment expense	36,609,332
Stock‑based compensation	1,238,824
Other expense	497,924
Income tax expense	(25,387,570)
Adjusted EBITDA (see total above)	$60,149,258

Major Customers
For the years ended December 31, 2016 and 2015, the Company had revenue from four significant customers that accounted for the following percentages of the Company’s total revenue:

	2016	2015
Customer A	18.0%	12.5%
Customer B	12.5%	8.8%
Customer C	8.7%	14.2%
Customer D	7.0%	11.1%

For the year ended December 31, 2016, pressure pumping made up 96% of Customer A, 99% of Customer B, 100% of Customer C and 99% of Customer D. For the year ended December 31, 2015, pressure pumping made up 99% of Customer A, 100% of Customer B, 88% of Customer C and 99% of Customer D.